Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue
The following table presents revenue disaggregated by type for the three and nine months ended September 30, 2025 and 2024
:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Launch revenue	$9,424	$13,242	$20,943	$17,523
Spacecraft Solutions revenue	21,354	9,128	81,239	34,235

Total revenue	$30,778	$22,370	$102,182	$51,758

The following table presents revenue disaggregated by type for the years ended December 31
:

	2024	2023
Launch revenue	$22,631	$33,017
Spacecraft Solutions revenue	38,161	20,912
Other revenue	—	1,306

Total revenue	$60,792	$55,235

Schedule of Deferred Revenue
Deferred revenue consisted of the following as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Launch	$75,643	$65,403
Spacecraft Solutions	$89,970	87,291
Other	$4,105	1,279

Total deferred revenue	$169,718	$153,973